Parent company only condensed financial information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Parent company only condensed financial information
48	Parent company only condensed financial information
Parent company only financial statements include condensed financial information as to statements of financial position, cash flows and comprehensive income of a parent company as of the same dates and for the same periods for which the consolidated financial statements have been presented.
The Company did not have significant capital and other commitments or guarantees as of December 31, 2022. The subsidiaries did not pay any dividend to the Company for the periods presented.

(a)	Investments accounted for using the equity method

	As of December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Investments in subsidiaries	77,046,809	95,412,806	106,249,382
Investments in associates	489,931	459,496	39,271

	77,536,740	95,872,302	106,288,653

Condensed Statements of Comprehensive Income

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Investment income	113,793	60,006	38,695
Income from subsidiaries and VIEs	15,149,508	18,035,463	10,683,088

Total income	15,263,301	18,095,469	10,721,783

General and administrative expenses	(91,233)	(113,056)	(113,983)
Credit impairment losses	(6,314)	2,210	6,972
Finance costs	(2,901,518)	(1,380,292)	(1,753,486)
Other gains/(losses) - net	89,878	202,562	(161,917)

Total expenses	(2,909,187)	(1,288,576)	(2,022,414)

Income before income tax expenses	12,354,114	16,806,893	8,699,369
Less: Income tax expenses	—	(2,513)	—

Net profit for the year	12,354,114	16,804,380	8,699,369

Net profit attributable to:
Owners of the Company	12,354,114	16,804,380	8,699,369
Other comprehensive income/(loss), net of tax:
-Exchange differences on translation of foreign operations	614,399	28,402	(1,581,252)

Total comprehensive income for the year	12,968,513	16,832,782	7,118,117

Total comprehensive income attributable to:
Owners of the Company	12,968,513	16,832,782	7,118,117

Condensed Statements of Financial Position

	As of December 31,
	Note	2021	2022
		RMB’000	RMB’000
ASSETS
Cash at bank	16	1,813,616	1,644,302
Financial assets at fair value through profit or loss	17	383,888	767,636
Financial assets at amortized cost	18	8,846,623	155,602
Accounts and other receivables and contract assets	20	4,641,662	1,627,343
Investments accounted for using the equity method	48(a)	95,872,302	106,288,653

Total assets		111,558,091	110,483,536

LIABILITIES
Borrowings	29	319,926	139,054
Accounts and other payables and contract liabilities	31	74,928	3,803,643
Convertible promissory note payable	34	10,669,498	5,164,139
Optionally convertible promissory notes	35	7,405,103	8,142,908
Other liabilities		34,941	43,946

Total liabilities		18,504,396	17,293,690

EQUITY
Share capital	37	75	75
Share premium	37	33,365,786	32,073,874
Treasury shares	38	(5,560,104)	(5,642,769)
Other reserves	39	9,304,995	2,158,432
Retained earnings		55,942,943	64,600,234

Total equity		93,053,695	93,189,846

Total liabilities and equity		111,558,091	110,483,536

Condensed Statements of Cash Flows

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash used in operating activities	(98,869)	(105,253)	166,134

Net cash generated from/(used in) operating activities	(98,869)	(105,253)	166,134

Cash flows from investing activities
Capital contribution to consolidated entities	(1,898,193)	(109,635)	—
Payment for advances to consolidated entities	(9,456,072)	(3,689,678)	(160,000)
Receipts of repayments of the advances and capital return from consolidated entities	2,374,680	7,249,502	12,450,046
Proceeds and interest from sale of investment assets	1,875	6,522	419,538
Payment for acquisition of investment assets	—	(383,798)	(764,885)

Net cash generated from/(used in) investing activities	(8,977,710)	3,072,913	11,944,699

Cash flows from financing activities
Proceeds from issuance of shares and other equity securities	17,343,739	—	—
Proceeds from exercise of share-based payment	—	43,456	95,911
Proceeds from borrowings	—	319,535	134,228
Repayment of borrowings	(1,128,036)	(369,929)	(374,464)
Repayment of convertible promissory note payable	—	—	(3,747,386)
Payment for interest expenses	(1,034,617)	(555,304)	(621,246)
Payment for dividend declared	—	—	(7,717,474)
Payment for repurchase of ordinary shares	—	(6,438,455)	—
Other financing activities	(4,745)	(1,131)	—

Net cash generated from/(used in) financing activities	15,176,341	(7,001,828)	(12,230,431)

Effect of exchange rate changes on cash and cash equivalents	(336,426)	(62,027)	(49,716)

Net increase/(decrease) in cash and cash equivalents	5,763,336	(4,096,195)	(169,314)
Add: Cash and cash equivalents at the beginning of the year	146,475	5,909,811	1,813,616

Cash and cash equivalents at the end of the year	5,909,811	1,813,616	1,644,302